Prepaid Operating Leases - Summary of Prepaid Operating Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Current	¥ 12,546
Charge for the year	12,724	¥ 12,366
Non-current	354,546
Ending balance	367,092
Cost [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Beginning balance	529,577
Ending balance		529,577
Accumulated amortization [member]
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Beginning balance	149,761
Charge for the year	12,724
Ending balance	¥ 162,485	¥ 149,761